Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	September 30, 2019	December 31, 2018
Leasehold improvements	$10,899,144	$12,030,450
Restaurant furniture and equipment	4,496,256	6,389,305
Construction in progress	650	1,015,853
Office and computer equipment	72,533	73,681
Office furniture and fixtures	164,001	76,486
	15,632,584	19,585,775
Accumulated depreciation and amortization	(7,472,752)	(9,117,934)
	$8,159,832	$10,467,841

Depreciation and amortization expense was approximately $419,000 and $437,000 for the three months ended September 30, 2019 and 2018, respectively, and $1,274,000 and $1,189,000 for the nine months ended September 30, 2019 and 2018, respectively.

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following at December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Leasehold improvements	$12,030,450	$9,941,223
Restaurant furniture and equipment	6,389,305	5,952,934
Construction in progress	1,015,853	176,939
Office and computer equipment	73,681	71,965
Office furniture and fixtures	76,486	76,486
	19,585,775	16,219,547
Accumulated depreciation and amortization	(9,117,934)	(7,670,955)
	$10,467,841	$8,548,592

Depreciation and amortization expense was $1,642,943 and $1,950,021 for the years ended December 31, 2018 and 2017, respectively.